Taxes (Details) - Schedule of Taxes (Recoverable) Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes (Recoverable) Payable [Abstract]
VAT taxes recoverable	$ (1,115)	$ (2,436)
Corporate income tax recoverable	(149)	(98)
Other taxes payable	62	85
Total	$ (1,202)	$ (2,449)